Subsequent Event	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	Subsequent EventDuring 2022, the Group has written an option granting the non-controlling shareholder of Jaya Grocer Holdings Sdn. Bhd. ("Jaya Grocer") the right to sell their 25% ownership interest to the Group three years after the date of acquisition. The option was exercised on July 1, 2025 and settled for $104 million. The exercise of the option has no impact on the condensed consolidated statement of financial position or statement of profit or loss.